NET LOSS PER SHARE (Tables)	12 Months Ended
Feb. 23, 2013
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Net Loss Per Share

The following table reflects the calculation of basic and diluted net loss per share:

	2013	2012	2011
Net loss per share from continuing operations—basic:
Net loss from continuing operations available to common stockholders	$(263)	$(110)	$(200)
Weighted average shares outstanding—basic	212	212	212

Net loss per share from continuing operations—basic	$(1.24)	$(0.52)	$(0.94)

Net loss per share from continuing operations—diluted:
Net loss from continuing operations used for diluted net earnings per share calculation	$(263)	$(110)	$(200)
Weighted average shares outstanding—basic	212	212	212
Dilutive impact of options and restricted stock outstanding	—	—	—

Weighted average shares outstanding—diluted	212	212	212

Net loss per share from continuing operations—diluted	$(1.24)	$(0.52)	$(0.94)